April 8, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Manor Investment Funds Inc., 811-09134 and 033-99520

Dear Sir/Madam:

On behalf of Manor Investment Funds, Inc., a registered investment company (the “Company”), we hereby submit, via electronic filing, a preliminary proxy statement related to Manor Fund, Growth Fund and Bond Fund (each a “Fund”).  The main purpose of this proxy is to solicit shareholder approval for a new advisory agreement for the Funds.

If you have any questions or comments related to this filing, please contact Andrew Davalla at 614.469.3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla